BASIS OF PRESENTATION	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015
BASIS OF PRESENTATION [Text Block]

1.      BASIS OF PRESENTATION

The accompanying unaudited condensed financial statements of Helius Medical Technologies Inc. (the “Company”) have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) for interim financial information and with the instructions to Form 10-Q and Regulation S-X. Accordingly, they should be read in conjunction with the audited consolidated financial statements and notes thereto for the fiscal year ended March 31, 2015 in the Annual Report on Form 10-K filed with the Securities and Exchange Commission (the “SEC”) on June 29, 2015, and as subsequently amended and refiled on January 11, 2016. The unaudited condensed consolidated interim financial statements contain all normal recurring accruals and adjustments that, in the opinion of management, are necessary to present fairly the consolidated financial position of the Company at December 31, 2015, and the consolidated results of operations for the three and nine months ended December 31, 2015, and consolidated statements of cash flows for the nine months ended December 31, 2015. All intercompany accounts and transactions have been eliminated. It should be understood that accounting measures at interim dates inherently involve greater reliance on estimates than at year end. The results of operations for the three and nine months ended December 31, 2015 are not necessarily indicative of the results to be expected for the full year or any future interim periods.

1.	NATURE AND CONTINUANCE OF OPERATIONS

Helius Medical Technologies, Inc. ("Helius" or the "Company") is in the development stage and engaged primarily in the medical technology industry focused on neurological wellness. The Company’s planned principal operations include the development, licensing and acquisition of unique and non-invasive platform technologies to amplify the brain’s ability to heal itself.

The Company was incorporated in British Columbia, Canada, on March 13, 2014. On May 28, 2014, the Company completed a continuation via a plan of arrangement whereby the Company moved from being a corporation governed by the British Columbia Corporations Act to a corporation governed by the Wyoming Business Corporations Act. The Company’s head office is located at 41 University Drive, Suite 400, Newtown, PA, USA 18940.

The Company is listed on the Canadian Securities Exchange (the "CSE") and began trading on June 23, 2014, under the ticker symbol "HSM". The Company also began trading on the OTCQB under the ticker symbol "HSDT" on February 10, 2015.

On June 13, 2014, the Company completed its acquisition of 100% of the issued and outstanding shares of Neurohabilitation Corporation ("Neuro"), a private company incorporated in Delaware, USA, on January 22, 2013. Prior to the transaction, Helius was a non-operating public shell company. Accordingly, for financial reporting purposes, this transaction was deemed to be a capital transaction in substance and recorded as a reverse recapitalization of Neuro whereby Neuro is deemed to be the continuing, surviving entity for accounting purposes, but through reorganization, has deemed to have adopted the capital structure of Helius. Because the acquisition was considered a reverse recapitalization for accounting purposes, the combined historical financial statements of Neuro became the historical financial statements and from the completion of the acquisition on June 13, 2014, the financial statements have been prepared on a consolidated basis. The assets and liabilities of Neuro have been brought forward at their book value and no goodwill has been recognized in connection with the transaction.

The Company had a wholly-owned subsidiary, 0995162 B.C. Ltd, which was dissolved on October 23, 2014. On December 17, 2014, Neuro incorporated a wholly-owned subsidiary, Helius Medical Technologies (Canada), Inc. ("Helius Canada"). The financial information is presented in United States Dollars.